Income Taxes - Narrative (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Statutory tax rate (as a percent)		21.00%	21.00%
Tax losses and credits carried forward	$ 299,194,000	$ 391,759,000	$ 299,194,000
Net operating loss carryforwards, subject to expiration	136,454,000	146,467,000	136,454,000
Net operating loss carryforwards, not subject to expiration	127,593,000	210,145,000	127,593,000
Deferred tax assets valuation allowance	113,276,000	139,562,000	113,276,000
Foreign earnings repatriated		0	0
Deferred income tax		0	0
Income tax expense		0	0
Accrued interest and penalties	0	0	0
State and local
Income Taxes [Line Items]
Tax losses and credits carried forward	22,203,000	29,691,000	22,203,000
Foreign
Income Taxes [Line Items]
Tax losses and credits carried forward	39,705,000	43,655,000	39,705,000
United States | Domestic
Income Taxes [Line Items]
Tax losses and credits carried forward	$ 239,559,000	318,382,000	$ 239,559,000
R&D tax credits
Income Taxes [Line Items]
Tax credits		$ 35,147,000